Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	18 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000250884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Enhanced Equity Income Fund
Average Annual Return, Percent	(0.08%)	(4.95%)
C000250886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Enhanced Equity Income Fund
C000199071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Managed Income Fund
Average Annual Return, Percent	1.47%			(0.46%)	1.23%
C000199072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Managed Income Fund
C000199073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Managed Income Fund
C000199074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Managed Income Fund
C000126293
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Tactical Fixed Income Fund
Average Annual Return, Percent	(0.90%)			(1.90%)		0.38%
C000126294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Tactical Fixed Income Fund
C000126295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Tactical Fixed Income Fund
C000150698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Tactical Fixed Income Fund
Without Sales Load [Member] | C000250884
Average Annual Return [Line Items]
Average Annual Return, Percent	3.81%	(1.97%)
Without Sales Load [Member] | C000250886
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%		3.72%
Without Sales Load [Member] | C000199071
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%			0.31%	1.98%
Without Sales Load [Member] | C000199072
Average Annual Return [Line Items]
Average Annual Return, Percent	4.73%			(0.44%)	1.43%
Without Sales Load [Member] | C000199073
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%			0.53%	2.15%
Without Sales Load [Member] | C000199074
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%			0.05%	1.79%
Without Sales Load [Member] | C000126293
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%			(1.14%)		0.89%
Without Sales Load [Member] | C000126294
Average Annual Return [Line Items]
Average Annual Return, Percent	2.21%			(1.88%)		0.14%
Without Sales Load [Member] | C000126295
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%			(0.91%)		1.14%
Without Sales Load [Member] | C000150698
Average Annual Return [Line Items]
Average Annual Return, Percent	2.58%			(1.40%)		0.64%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	16.54%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		17.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)	1.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)	1.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)	1.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)	1.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)		2.01%